Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 13, 2011	Aug. 11, 2006	Aug. 10, 2006
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	372,254,399	279,475,332	116,339,293
Common stock, shares outstanding	372,254,399	279,475,332	116,339,293